UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

3900 Park East Drive, #200, Beachwood, OH	44122
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant’s telephone number, including area code: 888-553-4233

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2021

On March 10, 2022, the undersigned registrant filed its Certified Shareholder Report on Form N-CSR for the fiscal year ended December 31, 2021.  The registrant hereby amends the original Certified Shareholder Report on Form N-CSR due to the omission of the Investment Advisory Agreement Approval as required disclosure under rule 15(C) of the Investment Company Act of 1940.  This amendment does not reflect events occurring after the filing of the original Certified Shareholder Report on Form N-CSR and, other than adding the above-referenced Exhibit, does not modify or update the disclosures in the original Certified Shareholder Report on Form N-CSR in any way.

IDX Risk-Managed Bitcoin Strategy Fund

Institutional Class (BTIDX)

Annual REPORT

DECEMBER 31, 2021

Dear Investor,

From Fund inception through the year ended December 31, 2021, the IDX Risk-Managed Bitcoin Strategy Fund (BTIDX) returned +80bps against a 20%+ drawdown for spot bitcoin. While the bitcoin drawdown from all-time highs in late October and November had a myriad of causes, the move was strongly correlated with the rapid decrease in inflation breakeven measures over this period. We expect this period of significant realized volatility to persist as the broad market grapples with a rapidly changing macroeconomic and policy backdrop.

The Fund seeks to capture most of the upside participation in bitcoin while limiting the downside by managing its bitcoin futures exposure to between 25% and 100% of the Fund’s net assets, is depending on the market conditions. While investments in bitcoin futures is a form of leverage, the Fund will not have bitcoin exposure greater than 100% of the Fund’s net assets. Under normal market conditions, the Fund expects to maintain bitcoin futures exposure of between 50% and 100%. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin industry exposure significantly, but in no situation will it be less than 25% of the Fund’s net assets. The Fund defines stressed or abnormal market conditions as a significant drop in the price of bitcoin or bitcoin futures over a short trading period.

We are excited by the potential for the digital assets space in the coming months and years as individual and institutional adoption continues to grow. Most notably, we look forward to continued clarity on the regulatory framework for digital assets; and will maintain a positive working relationship with the relevant regulatory entities to help ensure constructive growth in the industry.

Thank you for your support,

Ben McMillan	Joshua Myers
Chief Investment Officer	Head of Research/Trading

Annualized Total Return for the Period ended December 31, 2021

	1 Year Annualized	Since Inception	Ending Value
IDX Risk Managed Bitcoin Strategy Fund (BTIDX)[1]	6.48%	0.80%	$10,082
Bitcoin Strategy ProFunds (BTCFX)[2]	22.23%	9.56%	$7,465

Cumulative Performance Comparison of $10,000 Investment Since Inception

1 Inception November 17, 2021

2 Inception July 28, 2021

This chart assumes an initial investment of $10,000 made on the closing of November 17, 2021 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Bitcoin Strategy ProFunds Investor Class seeks to provide capital appreciation by investing all or substantially all of its assets through managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund’s future performance.

The annual net operating expense ratio as provided in the Prospectus dated November 11, 2021 was 2.49% for Institutional class shares.  The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 2.49% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The Fund’s total returns would have been lower had the adviser not waived a portion of the Fund’s expenses.  The Fund’s Institutional class shares total gross annual operating expense, before waiver, was 3.93%.

FUND PROFILE

Top Ten Long Portfolio Holdings	(% of Net Assets)

First American Government Obligations Fund Money Market Portfolio, Class X	49.72%
Vanguard Growth ETF	11.75%
61.47%

Portfolio Allocation	(% of Net Assets)
Money Market Securities	49.72%
Cash and Cash Equivalents	45.75%
Exchange Traded Funds	11.75%
Liabilities and Other Assets	(7.22%)
100.00%

IDX Risk-Managed Bitcoin
Strategy Fund	ANNUAL REPORT

Consolidated Schedule of Investments

December 31, 2021

	Shares	Fair Value
Exchange Traded Fund (ETF) - 11.75%
Equity Fund - 11.75%
Vanguard Growth ETF (cost $3,826,350)	11,800	$3,786,620

	Principal
Short-Term Investments - 49.72%
Money Market Fund - 49.72%
First American Government Obligations Fund -
Money Market Portfolio, Class X - 0.02% (cost $16,024,408)(a)(b)	$16,024,408	16,024,408

Total Investments - 61.47% (cost $19,850,758)		19,811,028
Assets In Excess of Liabilities - 38.53%		12,420,866
Net Assets - 100%		$32,231,894

(a)	Variable rate security; the rate shown represents the seven day effective yield at December 31, 2021.

(b)	Security exceeds 25% of the Fund’s total investments. For further information on this security, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

Consolidated Schedule of Securities Sold Short

December 31, 2021

	Shares	Fair Value
Exchange Traded Fund (ETF) - (11.76%)
Equity Fund - (11.76%)
Invesco QQQ Trust Series 1 (proceeds $3,829,644)	(2,125)	$(3,789,521)

		$(3,789,521)

The accompanying notes are an integral part of these consolidated financial statements.

IDX Risk-Managed Bitcoin
Strategy Fund	ANNUAL REPORT

Consolidated Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in Securities, At Value (cost $19,850,758)	$19,811,028
Deposit with Brokers for Futures Contracts	14,746,755
Receivables
Dividends and Interest	295
Shareholder Subscriptions	1,554,540
Prepaid Expenses	25,172
Total Assets	36,137,790

Liabilities:
Securities Sold Short, At Value (proceeds $3,829,644)	3,789,521
Payables and Accrued Liabilities:
Accrued Expenses	52,148
Accrued Accounting and Administration Expenses	6,830
Advisory Fees Payable	35,468
Interest Payable	16,256
Shareholder redemptions	5,673
Total Liabilities	3,905,896

Net Assets	$32,231,894

Net Assets Consist Of:
Paid in Capital	$31,929,222
Distributable Earnings	302,672
$32,231,894

Institutional Class:
Net Assets	$32,231,894
Shares Outstanding (unlimited number of shares authorized with no par value)	3,197,079
Net Asset Value, Redemption Price and Offering Price Per Share	$10.08

The accompanying notes are an integral part of these consolidated financial statements.

IDX Risk-Managed Bitcoin
Strategy Fund	ANNUAL REPORT

Consolidated Statement of Operations

For the Period From November 17, 2021 (commencement of operations) through December 31, 2021

Investment Income
Dividends	$47
Interest	448
Total Investment Income	495

Expenses
Advisory Fees	63,230
Interest Expense	16,256
Dividends on Securities Short	2,620
Audit Fees	21,800
Accounting and Administration Fees	9,629
Transfer Agent Fees	6,980
Organizational Costs	10,982
Registration Fees	3,360
Offering Costs	3,540
Custodian Fees	596
Distribution Fees	2,746
Legal Fees	2,917
Total Expenses	144,656
Advisory Fees Waived	(46,663)
Net Expenses	97,993

Net Investment Loss	(97,498)

Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain from:
Investments	(100,874)
Securities Sold Short	124,822
Futures Contracts	357,133
381,081

Net change in unrealized appreciation (depreciation) from:
Investments	(39,730)
Securities Sold Short	40,123
393

Net Realized and Unrealized Gain on Investments and Futures	381,474

Net Increase in Net Assets Resulting From Operations	$283,976

The accompanying notes are an integral part of these consolidated financial statements.

IDX Risk-Managed Bitcoin
Strategy Fund	ANNUAL REPORT

Consolidated Statement of Changes in Net Assets

For the Period From November 17, 2021 (commencement of operations) through December 31, 2021

Increase (Decrease) In Net Assets From Operations
Net Investment Loss	$(97,498)
Net Realized Gain on Investments, Securities Sold Short, and Futures Contracts	381,081
Net Change in Unrealized Appreciation on Investments and Securities Sold Short	393
Total Investment Income	283,976

Capital Share Transactions (see Note 5)	31,947,918

Total Increase in Net Assets	32,231,894

Net Assets:
Beginning of Year	—

End of Year	$32,231,894

The accompanying notes are an integral part of these consolidated financial statements.

IDX Risk-Managed Bitcoin
Strategy Fund	ANNUAL REPORT

Financial Highlights

Per Share Data and Ratios for an Institutional Share Outstanding Throughout the Period

	Period Ended(1)
	12/31/2021

Net asset value, beginning of year	$10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss)(2)	(0.04)
Net Realized and Unrealized Gain on Investments	0.12
Total From Investment Operations	0.08

Distributions	—

Net Asset Value, At End Of Year	$10.08

Total Return	0.80	%(3)

Ratios/Supplemental Data:
Net Assets At End Of Year (Thousands)	$32,232
Ratio of Net Expenses to Average Net Assets (5)(6)
Before Waivers	(4.52)	%(4)
After Waivers	(3.08)	%(4)
Ratio of Net Investment Loss to Average Net Assets (5)
Before Waivers	(4.51)	%(4)
After Waivers	(3.07)	%(4)
Portfolio Turnover Rate	231.71	%(3)

(1)	For the period November 17, 2021 (commencement of operations) through December 31, 2021

(2)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding through the period

(3)	Not annualized

(4)	Annualized

(5)	Expenses to average net assets including interest and dividend expense

(6)	Ratio of net expenses to average net assets excluding interest and dividend expense

Before Waivers	(3.93)%
After Waivers	(2.49)%

The accompanying notes are an integral part of these consolidated financial statements.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

1.	ORGANIZATION

The IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”) is a series of IDX Funds (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust (formerly, M3Sixty Funds Trust). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

The Fund seeks long-term capital appreciation through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly or through other funds. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of bitcoin. The Fund’s investment adviser is IDX Advisors, LLC (the “Adviser”).

The Fund has two classes of shares, Investor Class Shares and Institutional Class Shares. The Fund’s Institutional Class Shares commenced operations on November 17, 2021.

Income and realized/unrealized gains or losses are allocated to each class of the Fund on the basis of the net asset value of each class in relation to the net asset value of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)	Security Valuation – All investments in securities are recorded at fair value, as described in note 3.

b)	Cryptocurrency Risk. Cryptocurrency (notably, Bitcoin), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.

c)	The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

d)	Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

e)	Short Sales of Investments – The Fund may engage in short sales of securities to realize appreciation when a security that the Fund does not own declines in value. A short sale is a transaction in which the Fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the Fund pays at the later date may be more or less than the price at which the Fund sold the security. If the price of the security is sold short increase between the short sale and when the Fund closes out the short sale, the Fund will incur a loss, which is theoretically unlimited. The Fund will realize a gain, which is limited to the price at which the Fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statement of Operations. While the short position is open, the Fund will post cash or liquid assets at least equal in value to the fair value of the securities should short. While the short position is open, the Fund will post cash or liquid assets at least equal in an amount which corresponds to i) the internal policies of the broker lending the applicable securities, and additionally ii) Regulation T of the Board of Governors of the Federal Reserve System, FINRA Rule 4210, Regulation X of the Board of Governors of the Federal Reserve System and other applicable regulatory requirements. Interest related to the loan is included in interest expense for short sales in the Consolidated Statement of Operations. All collateral is marked to market daily. The Fund may also be required to pledge on the books of the Fund additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statement of Assets and Liabilities. Short positions, if any, are reported at value and listed after the Fund’s portfolio on the Consolidated Schedule of Investments.

f)	Consolidation of Subsidiary IDX Bitcoin Subsidiary – The consolidated financial statements of the Fund include the accounts of IDX Bitcoin Subsidiary, a wholly-owned and controlled subsidiary of the Fund (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The Subsidiary commenced operations on November 17, 2021 and is an exempted Cayman Islands company with limited liability. As of December 31, 2021, the Subsidiary had net assets of $6,872,133 comprising 21% of the Net Assets of the Fund.

g)	Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

h)	Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Fund recognizes tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax positions taken on all open tax years and expected to be taken as of and during the period ended December 31, 2021 and has concluded that the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period from November 17, 2021 (commencement of operations) through December 31, 2021, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

i)	Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

j)	Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. For more information on the reclassifications for the period ended December 31, 2021, see Note 8, Tax Matters.

k)	Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

l)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

n)	Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

3.	INVESTMENT VALUATIONS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative instruments (futures contracts) – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the investments by level of inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2021:

Categories(a)	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds (b)	$3,786,620	$—	$—	$3,786,620
Money Market Fund (b)	16,024,408	—	—	16,024,408
	$19,811,028	$—	$—	$19,811,028

Categories(a)	Level 1	Level 2	Level 3	Fair Value
Liabilities:
Exchange Traded Funds (Short Sales) (b)	$3,789,521	$—	$—	$3,789,521

(a)       As of and during the period ended December 31, 2021, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedule of Investments.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

4.	DERIVATIVE TRANSACTIONS

The Fund may buy or sell futures to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure.

The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within Deposit with Brokers for Futures Contracts on the Consolidated Statement of Assets and Liabilities. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations.

The Fund held no futures contracts as of December 31, 2021. For the period ended December 31, 2021, financial derivative instruments had the following effect on the Consolidated Statement of Operations:

Type of Derivative	Realized Gain	Change in Unrealized Appreciation	Total
Long Futures Contracts	$357,133	$—	$357,133

The Fund considers the average daily notional amounts during the period, categorized by primary underlying risk, to be representative of its derivate activities during the period from November 17, 2021 (commencement of operations) through December 31, 2021.

Average Notional Amount	Commodity Contracts
Long Futures Contracts	$456,255

5.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the period ended December 31, 2021 for the Fund were as follows:

IDX Risk-Managed Bitcoin Strategy Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class Shares
Shares	3,224,582	(27,503)	—	3,197,079
Value	$32,218,061	$(270,143)	$—	$31,947,918

6.	INVESTMENT TRANSACTIONS

For period from November 17, 2021 (commencement of operations) through December 31, 2021 aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
IDX Risk-Managed Futures Strategy Fund	$6,863,167	$2,935,942

There were no government securities purchased or sold during the period.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of the Fund’s net assets as follows:

	Management Fee Rate	Management Fees Accrued
IDX Risk-Managed Bitcoin Strategy Fund	1.99%	$63,230

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and reimburse expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.49% through at least November 30, 2023. During the period ended December 31, 2021, the Adviser waived fees as follows:

Management Fees Waived
IDX Risk-Managed Bitcoin Strategy Fund	$46,663

Subject to approval by the Fund’s Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the date of such waiver provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At December 31, 2021, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Fund that may be recouped no later than the date stated below are as follows:

December 31, 2024
IDX Risk-Managed Bitcoin Strategy Fund	$46,663

 The Fund has entered into a Master Services Agreement (“Services Agreement”) with Gryphon Fund Group, LLC (“Gryphon”). Under the Services Agreement, Gryphon is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. Certain officers and an Interested Trustee of the Trust are also employees or officers of Gryphon. For the period from November 17, 2021 (commencement of operations) through December 31, 2021, the Fund incurred fees pursuant to the Services Agreement in the amount of $9,629.

During the period ended December 31, 2021, certain officers and an Interested Trustee of the Trust were employees of Matrix 360 Distributors, LLC (“Distributor”) and M3Sixty Administration, LLC (“Transfer Agent”). For the period from November 17, 2021 (commencement of operations) through December 31, 2021, the Fund incurred Distributor and Transfer Agent fees in the amounts of $2,746 and $6,980, respectively.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

8.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments and securities sold short on December 31, 2021 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
IDX Risk-Managed Bitcoin Strategy Fund	$19,899,299	$40,123	$(88,271)	$(48,148)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2021, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Earnings	Net Unrealized Appreciation	Total Distributable Earnings
IDX Risk-Managed Bitcoin Strategy Fund	$—	$—	$350,820	$(48,148)	$302,672

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, deferral of losses due to wash sales, and tax adjustments related to the Fund’s investment in IDX Bitcoin Subsidiary.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Fund did not elect to defer any post-October and late year losses.

As of December 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

In accordance with GAAP, the Fund may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. the following reclassifications were made as of December 31, 2021:

Fund	Total Distributable Earnings/ (Accumulated Losses)	Paid-in Capital
IDX Risk-Managed Bitcoin Strategy Fund	$18,696	$(18,696)

The Fund’s reclassifications are primarily attributable to the net operating loss forfeiture, non-deductible expenses, and the Fund’s investment in IDX Bitcoin Subsidiary.

 There were no distributions paid by the Fund during period ended December 31, 2021.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2021

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

Subsequent to December 31, 2021, the Trust approved Gryphon to provide Transfer Agent services to the Fund. Management has evaluated the impact of all other subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IDX Risk-Managed Bitcoin Strategy Fund and

Board of Trustees of IDX Funds

In planning and performing our audit of the consolidated financial statements of IDX-Risk Managed Bitcoin Strategy Fund (the “Fund”), a series of the IDX Funds, as of and for the period November 17, 2021 (commencement of operations) through December 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the consolidated financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of consolidated financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of consolidated financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the consolidated financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim consolidated financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of the Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 1, 2022

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IDX Risk-Managed Bitcoin Strategy Fund and
Board of Trustees of IDX Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments and securities sold short, of IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”), a series of IDX Funds, as of December 31, 2021, the related consolidated statements of operations and changes in net assets, the related notes, and the consolidated financial highlights for the period November 17, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, the changes in net assets, and the financial highlights for the period November 17, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 1, 2022

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Investment Advisory Agreement Approval – IDX Risk-Managed Bitcoin Strategy Fund

At an in-person meeting held on October 14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the IDX Funds (the “Trust”) considered the approval of the Investment Advisory Agreement with IDX Advisors, LLC. The Board reviewed the information provided by the Adviser, which included: (1) industry data comparing fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Adviser’s estimated revenues, costs, and profitability in providing services to the Fund; and (4) information about the Adviser’s personnel. Before voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and legal counsel and received materials from such counsel discussing the legal standards for the Board’s consideration of the agreement.

In approving the Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Adviser’s proposed services to the Fund, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of the Fund’s fees and performance relative to its peer group; (4) expected economies of scale; and (5) the terms of the Advisory Agreement and possible conflicts of interest between the Fund and the Adviser.

1.	Nature, Extent and Quality of the Proposed Services. The Board considered the Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Adviser, the Board considered the Adviser’s current sub-advisory relationship with other mutual funds and its other investment products that use similar strategies. The Board also considered the Adviser’s operations and compliance policies and procedures. The Board also considered the Adviser’s financial condition, its resources, and any potential conflicts of interest.

The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Fund under the Advisory Agreement.

2.	Compensation and Profitability. The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Fund. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Fund and the proposed expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to continue to provide services to the Fund, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser will derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that the Adviser assumes for managing the funds. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Fund is reasonable and not excessive.

3.	Fees and Performance. The Board compared the proposed advisory fee and total expense ratio for the Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Fund’s peer group. The Board noted the Adviser’s performance relative to its other accounts with exposure to alternative assets and cryptocurrencies but recognized that the Fund represents new products in the marketplace for which there are few comparisons. The Board also considered the indexes that the Adviser manages for other investment vehicles. The Board further considered the Adviser’s plans to increase fund assets, which will have a positive effect on the Fund’s expense ratios. In reviewing the estimated expense ratio of the Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services.

The Board considered, among other data, the specific factors, and concluded that the advisory fee was reasonable considering the Adviser’s proposed services.

4.	Economies of Scale. The Board recognized that the Fund is a fund without assets, but it considered the potential growth of the Fund based on the Adviser’s estimated investor demand and the Adviser’s marketing plans. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that under the ELA, the Adviser was obligated to pay some of the Fund’s operating expenses, which limited the overall fees and expenses paid by the Fund even at lower asset levels. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

5.	Terms of the Advisory Agreement and Conflicts of Interest. In considering the terms of the Advisory Agreement, the Board noted that the terms were substantially similar to the Trust’s other advisory agreement and are consistent with industry standards. The Board determined that the compensation payable under the Advisory Agreement was fair, reasonable, and reflected an arms-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund; (ii) the investment and trading processes for the funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Additional Information

December 31, 2021 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended December 31, 2021 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Trustees and Officers

December 31, 2021 (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 3900 Park East Drive, Beachwood, OH 44112.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981-2002).	Two	None
Tobias Caldwell - 1967	Trustee	Since 2016	Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-9/2019); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).	Two	AlphaCentric Prime Meridian Income Fund (2018-present); Strategy Shares (2016-present) (3 funds); Mutual Fund & Variable Insurance Trust (2010-present) (13 funds); Mutual Fund Series Trust, comprised of 40 funds (2006-present)
Nicolas Carmi – 1966	Trustee	Since 2021	Head of Financial Markets, BitGo Holdings (2019-present); Managing Director Global Head of FICC, Tower Research Capital, LLC (2015-2019)	Two	None

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Trustees and Officers

December 31, 2021 (Unaudited)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Christopher MacLaren - 1978	President	Since 2021	Managing Member of Gryphon Fund Group, LLC (2021-present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018-2021); Member and Director of Fund Accounting and Fund Administration, FSM Fund Administration, LLC (2016-2018)	Two	None
Matthew Swendiman - 19732	Chief Compliance Officer	Since 2021	Director of Key Bridge Compliance, LLC and its predecessor firm since 2018; President and CEO of JCM Financial Services Consulting, LLC since 2018; Of Counsel, Graydon Head & Ritchey LLP from 2012 to 2018.	N/A	Chairman of F/m Investments, LLC since 2019; Chairman of F/m Acceleration, LLC since 2019; Chairman of Oakhurst Capital Advisors since 2020.
Gordon M. Jones - 1988	Treasurer	Since 2021	Member of Gryphon Fund Group, LLC (2021-Present); Director of Fund Administration and Tax, Winbridge Partners, LLC (2020-2021); Senior Tax Manager, Cohen & Company, Ltd (2010-2020).	N/A	N/A
Bo J. Howell - 1981	Secretary	Since 2021	Partner, Strauss Troy Co., LPA (2020 – present); CEO of Joot (2018-present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014-2018)	N/A	CCO Technology, LLC (d/b/a Joot) (since 2020)
Steve Roberts - 1953	Anti-Money Laundering Officer	Since 2021	Chief Compliance Officer, Matrix 360 Distributors, LLC (2017-present); Chief Compliance Officer, WP Trust (2018-2021); Compliance Analyst, State Street (2016-2017).	N/A	N/A

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Trustees and Officers

December 31, 2021 (Unaudited)

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $12,000, payable in quarterly installments, plus a fee of either (1) $1,000 per fund for each board and committee meeting attended by the independent trustee or (2) $250 per fund for each telephonic board or committee meeting attended by the independent trustee which lasts less than one hour. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the IDX Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$1,192	None	None	$11,117
Nicolas Carmi	—	None	None	—
Tobias Caldwell	1,192	None	None	11,117
Officer
Christopher MacLaren	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. During the year Stephen Poppin resigned from the board of trustees. His aggregate compensation from the fund was $1,192, and his total compensation from all series of the IDX Funds was $11,117.

2 Figures are for the period ended December 31, 2021.

IDX Risk-Managed Bitcoin Strategy Fund	ANNUAL REPORT

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has established a liquidity risk management program (the “Liquidity Program”) that is reasonably designed to assess and manage the Fund’s liquidity risk, which generally represents the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests. The Board has appointed Gryphon Fund Group, LLC (“Gryphon”), as the administrator of the Liquidity Program. As administrator, Gryphon is responsible for overseeing the daily operations of the Liquidity Program, and annually assessing, managing, and reviewing with the Board the liquidity risk of each series in the Trust. Gryphon works with the Fund’s investment adviser, as necessary, to execute the Liquidity Program and address issues as they arise.

The Liquidity Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund cannot timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and reclassification of its investments into categories that reflect each investment adviser’s assessment of the Fund’s relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the Fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on January 20, 2022, Gryphon presented an annual assessment to the Board that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each Fund’s Highly Liquid Investment Minimum (“HLIM”). The annual assessment included consideration of the following factors, as applicable:

●	the Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund;
●	the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers;
●	the use of borrowings and derivatives for investment and redemption purposes;
●	short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents

For each series in the Trust, the annual assessment incorporated a report related to each Fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of January 1, 2022 through December 31, 2022. The report described the methodology for classifying each Fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of each Fund’s investments assigned to each category. It also explained the methodology for establishing a Fund’s HLIM and noted that the investment adviser reviews the HLIM assigned to each Fund no less frequently than annually.

During the period, Gryphon noted that portfolio composition and client base during the period were the key factors that impacted liquidity risk.

During the assessment period, the Board did not approve any material changes to the program.

For the Trust, certain provisions of the Liquidity Program initially became effective on November 17, 2021, and the full Liquidity Program was formally approved by the Board in November 2021. During the period covered by the annual assessment, Gryphon concluded, and reported to the Board, that the Liquidity Program since its implementation has operated adequately and effectively and is reasonably designed to assess and manage each Fund’s liquidity risk.

IDX FUNDS

2201 E. Camelback Road

Suite 605

Phoenix, AZ 85016

INVESTMENT ADVISER

IDX Advisors, LLC

2201 E. Camelback Road

Suite 605

Phoenix, AZ 85016

ADMINISTRATOR

Gryphon Fund Group, LLC

3900 Park East Drive

Suite 200

Beachwood, OH 44122

TRANSFER AGENT

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, LTD

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202-4018

CUSTODIAN BANK

U.S. Bank, N.A.

425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Kelley J. Brennan serve on its audit committee as the “audit committee financial expert” as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed from November 17, 2021 (date of inception) through December 31, 2021 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,300 with respect to the Fund’s fiscal year ended December 31, 2021. These fees were paid to Cohen & Company, LTD.

(b)	Audit-Related Fees. There were no fees billed since inception for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed from November 17, 2021 (date of inception) through December 31, 2021 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,500. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2021 fees were paid to Cohen & Company, LTD.

(d)

All Other Fees. The aggregate fees billed from November 17, 2021 (date of inception) through December 31, 2021 for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered for the fiscal year ended December 31, 2021 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in Annual Report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Christopher MacLaren
By: Christopher MacLaren
Principal Executive Officer
Date: April 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: April 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Gordon M. Jones
By Gordon M. Jones
Treasurer and Principal Financial Officer
Date: April 13, 2023